Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	DOLPHIN ENTERTAINMENT, INC.
Entity Central Index Key	0001282224
Entity Tax Identification Number	86-0787790
Entity Incorporation, State or Country Code	FL
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false